March 5, 1999



[LOGO] GREAT HALL INVESTMENT FUNDS, INC.


To Our Shareholders:


I am pleased to present the January 31, 1999 Semi-Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax Free Money Market Funds. This report contains a statement of each Fund's financial condition as of January 31, 1999, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six-month period.

Short-term interest rates declined by about 0.75% last fall, and have remained quite stable since. The Federal Reserve reduced the fed funds rate (the rate at which banks lend each other money overnight) three times between August and November of 1998. These reductions totaled 0.75%. The Fed made these cuts in response to the international financial turmoil that began in Asia, spread to Russia, and threatened to spread to much of the rest of the world. Many foreign central banks made similar cuts in interest rates in order to improve worldwide liquidity. This policy seems to have worked because the global financial crisis has abated and the U.S. economy is growing rapidly. Unemployment has fallen to 20-year lows, and inflation dropped to 1.6% for 1998.

The Fed's reduction of the fed funds rate caused interest rates on money market instruments to decline. This resulted in a decline in yields on the Great Hall Money Market Funds.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. By emphasizing thorough credit analysis, we have produced competitive yields without using risky derivatives or other yield-enhancing devices that would increase the risk of these Funds. This conservative investment policy has kept the confidence of investors and has helped the Funds grow to $5.5 billion.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.

Sincerely,


/s/ Raye Kanzenbach


Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1999

                                               PRIME       U.S. GOVERNMENT      TAX-FREE       INST'L PRIME   INST'L TAX-FREE
                                               MONEY            MONEY            MONEY            MONEY            MONEY
(UNAUDITED)                                 MARKET FUND      MARKET FUND      MARKET FUND      MARKET FUND      MARKET FUND
=============================================================================================================================
ASSETS:
Investments in securities at market
 value (note 2), identified cost
 $4,421,223,260; $257,200,027;
 $515,525,648; $282,731,180;
 and $64,010,110, respectively ......... $ 4,421,223,260   $ 257,200,027     $ 515,525,648    $ 282,731,180    $ 64,010,110
Cash in bank on demand deposit .........          13,325           3,374            45,259            8,810           7,938
Accrued interest receivable ............      18,128,931         966,004         2,577,377        1,291,274         301,733
Organization costs (note 2) ............              --              --                --            5,934              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets ...........................   4,439,365,516     258,169,405       518,148,284      284,037,198      64,319,781
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased .............................      24,990,351              --         5,920,883       10,142,334       1,442,270
Accrued investment advisory fee ........       1,491,656          89,411           197,846           53,852              --
Other accrued expenses .................       1,220,436         112,112            88,405          147,671          20,900
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities ......................      27,702,443         201,523         6,207,134       10,343,857       1,463,170
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
 capital stock ......................... $ 4,411,663,073   $ 257,967,882     $ 511,941,150    $ 273,693,341    $ 62,856,611
=============================================================================================================================
REPRESENTED BY:
Capital stock - authorized 100
 billion shares of $.01 par value
 for each Fund, outstanding
 4,411,663,073; 257,967,882;
 511,941,150; 273,693,341 and
 62,856,611 shares, respectively ....... $    44,116,631   $   2,579,679     $   5,119,412    $   2,736,933    $    628,566
Additional paid-in capital .............   4,367,546,442     255,388,203       506,821,738      270,956,408      62,228,045
-----------------------------------------------------------------------------------------------------------------------------
  Total - representing net assets
    applicable to outstanding
    capital stock ...................... $ 4,411,663,073   $ 257,967,882     $ 511,941,150    $ 273,693,341    $ 62,856,611
=============================================================================================================================
Net asset value per share of
 outstanding capital stock ............. $          1.00   $        1.00     $        1.00    $        1.00    $       1.00
=============================================================================================================================


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
SIX-MONTHS ENDED JANUARY 31, 1999



                                              PRIME      U.S. GOVERNMENT    TAX-FREE   INST'L PRIME  INST'L TAX-FREE
                                              MONEY           MONEY          MONEY         MONEY          MONEY
(UNAUDITED)                                MARKET FUND     MARKET FUND    MARKET FUND   MARKET FUND   MARKET FUND*
====================================================================================================================
INCOME:
 Interest ............................... $131,445,607      $7,097,963    $9,008,135    $6,606,707     $ 416,891
--------------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
 Investment advisory fee ................   10,667,693         590,472     1,342,187       305,619        32,978
 Custodian, accounting and
   transfer agent fees ..................      125,000          21,600        37,700        11,650            --
 Sub-accounting fees ....................    2,375,000          69,400        61,900         2,000           200
 Reports to shareholders ................      557,000          13,750        13,300         2,800           100
 Amortization of organization costs .....           --              --            --           848            --
 Directors' fees ........................        3,199           3,199         3,199         4,498            --
 Audit and legal fees ...................       46,500          20,000        23,000        14,500            --
 Registration fees ......................      372,471          48,144        77,732       115,213        12,842
 Administrative .........................       20,500           1,600         1,800         4,200            --
 Other expenses .........................       58,934          14,815         2,926         1,549         7,820
--------------------------------------------------------------------------------------------------------------------
Total expenses ..........................   14,226,297         782,980     1,563,744       462,877        53,940
Less expenses voluntarily waived or
 absorbed by Advisor ....................           --              --            --            --       (32,978)
--------------------------------------------------------------------------------------------------------------------
Total net expenses ......................   14,226,297         782,980     1,563,744       462,877        20,962
--------------------------------------------------------------------------------------------------------------------
Investment income -- net ................  117,219,310       6,314,983     7,444,391     6,143,830       395,929
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations ........................ $117,219,310      $6,314,983    $7,444,391    $6,143,830     $ 395,929
====================================================================================================================

 * Period from September 23, 1998 (commencement of operations) to January 31, 1999.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               PRIME                            U.S. GOVERNMENT
                                                         MONEY MARKET FUND                     MONEY MARKET FUND
                                              ===========================================================================
                                                   Six-month                              Six-month
                                                  period ended            Year           period ended          Year
                                                 Jan. 31, 1999           Ended          Jan. 31, 1999         Ended
                                                  (unaudited)        July 31, 1998       (unaudited)      July 31, 1998
                                              ---------------------------------------------------------------------------
Operations:
 Investment income, net .....................  $    117,219,310    $    196,120,553    $    6,314,983    $   10,786,378
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations ............................       117,219,310         196,120,553         6,314,983        10,786,378
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Investment income -- net ..................      (117,219,310)       (196,120,553)       (6,314,983)      (10,786,378)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders ........      (117,219,310)       (196,120,553)       (6,314,983)      (10,786,378)
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions at net asset
  value of $1.00 per share:
    Proceeds from sales .....................     1,765,558,775       5,231,760,076       201,962,249       295,197,283
    Shares issued for reinvestment
     of distributions .......................       117,219,310         196,120,553         6,314,983        10,786,378
    Payment for shares redeemed .............    (2,315,466,727)     (3,713,382,899)     (179,238,834)     (259,209,672)
-------------------------------------------------------------------------------------------------------------------------
Increase/(decrease) in net assets from
 capital share transactions .................      (432,688,642)      1,714,497,730        29,038,398        46,773,989
-------------------------------------------------------------------------------------------------------------------------
Total increase/(decrease) in net assets .....      (432,688,642)      1,714,497,730        29,038,398        46,773,989
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period ...........     4,844,351,715       3,129,853,985       228,929,484       182,155,495
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period .................  $  4,411,663,073    $  4,844,351,715    $  257,967,882    $  228,929,484
=========================================================================================================================

 * Commencement of operations.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                     INSTITUTIONAL
              TAX-FREE                            INSTITUTIONAL PRIME                  TAX-FREE
          MONEY MARKET FUND                        MONEY MARKET FUND               MONEY MARKET FUND
====================================================================================================
    SIX-MONTH                               SIX-MONTH                                 PERIOD FROM
   PERIOD ENDED            YEAR            PERIOD ENDED         PERIOD FROM         SEPT. 23, 1998*
  JAN. 31, 1999           ENDED           JAN. 31, 1999      AUG. 11, 1997* TO     TO JAN. 31, 1999
   (UNAUDITED)        JULY 31, 1998        (UNAUDITED)         JULY 31, 1998          (UNAUDITED)
----------------------------------------------------------------------------------------------------
 $    7,444,391      $   14,463,281      $    6,143,830       $    5,595,853        $     395,929
----------------------------------------------------------------------------------------------------

      7,444,391          14,463,281           6,143,830            5,595,853              395,929
----------------------------------------------------------------------------------------------------

     (7,444,391)        (14,463,281)         (6,143,830)          (5,595,853)            (395,929)
----------------------------------------------------------------------------------------------------
     (7,444,391)        (14,463,281)         (6,143,830)          (5,595,853)            (395,929)
----------------------------------------------------------------------------------------------------
    247,320,229         599,371,172         401,361,190          439,240,574           96,083,956

      7,444,391          14,463,281           6,143,830            5,595,853              395,929
   (288,672,136)       (490,726,196)       (347,596,889)        (231,051,217)         (33,623,274)
----------------------------------------------------------------------------------------------------

    (33,907,516)        123,108,257          59,908,131          213,785,210           62,856,611
----------------------------------------------------------------------------------------------------
    (33,907,516)        123,108,257          59,908,131          213,785,210           62,856,611
----------------------------------------------------------------------------------------------------
    545,848,666         422,740,409         213,785,210                   --                   --
----------------------------------------------------------------------------------------------------
 $  511,941,150      $  545,848,666      $  273,693,341       $  213,785,210        $  62,856,611
====================================================================================================


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION
   Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds; Prime, U.S. Government, Tax-Free, Institutional Prime, and the Institutional Tax-Free Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   The significant accounting policies followed by the funds are as follows:

   INVESTMENTS IN SECURITIES
   Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

   Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

   USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   FEDERAL TAXES
   The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

   DISTRIBUTION TO SHAREHOLDERS
   Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

   ORGANIZATION COSTS
   Organization expenses were incurred in connection with the start-up and initial registration of both Institutional Prime and Institutional Tax-Free Money Market Funds. The Institutional Prime organizational expenses are being amortized over 60 months while the Institutional Tax-Free organizational expenses were expensed during the period.

   REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3. INVESTMENT SECURITY TRANSACTIONS
   Cost of purchases and proceeds from sales of securities from August 1, 1998 to January 31, 1999 (September 23, 1998 to January 31, 1999 for Institutional Tax-Free Money Market Fund) were as follows:

                                                              PURCHASES         SALES PROCEEDS
==============================================================================================
   Prime Money Market Fund ...........................   $40,001,409,810      $40,411,291,338
   U.S. Government Money Market Fund .................     4,147,262,397        4,118,007,894
   Tax-Free Money Market Fund ........................       535,061,502          563,831,562
   Institutional Prime Money Market Fund .............     2,260,861,447        2,191,026,382
   Institutional Tax-Free Money Market Fund ..........       109,461,079           45,450,969

4. FEES AND EXPENSES
   The Company has entered into an investment advisory and management agreement with Insight Investment Management (IIM), under which IIM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay IIM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets. IIM voluntarily waived a portion of the advisory fees for the Institutional Tax-Free Money Market Fund for the current period.

   Each of the five funds has also entered into sub-accounting agreements with affiliate Dain Rauscher Incorporated (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $18 per shareholder account plus certain out-of-pocket expenses.

   In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

   Legal fees and expenses of $24,493 for the period ended January 31, 1999 were paid to a law firm of which the Secretary of the funds is a partner.

5. FINANCIAL HIGHLIGHTS
   Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                       PRIME MONEY MARKET FUND
==========================================================================================================================
                                             Six-month
                                           period ended
                                         January 31, 1999     Year ended      Year ended      Year ended     Year ended
                                            (unaudited)     July 31, 1998   July 31, 1997   July 31, 1996   July 31, 1995
-------------------------------------------------------------------------------------------------------------------------
 Net asset value,
   beginning of period ................   $     1.00         $     1.00      $     1.00      $     1.00     $     1.00
-------------------------------------------------------------------------------------------------------------------------
 Income from
   investment operations ..............         0.02               0.05            0.05            0.05           0.05
 Distributions to shareholders from
   investment income ..................        (0.02)             (0.05)          (0.05)          (0.05)         (0.05)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of peroid .......   $     1.00         $     1.00      $     1.00      $     1.00     $     1.00
-------------------------------------------------------------------------------------------------------------------------
 Total return .........................          2.4%               5.0%            4.9%            5.0%           4.9%
 Net assets at end of
   period (000s omitted) ..............   $4,411,663         $4,844,352      $3,129,854      $2,405,456     $1,598,925
 Ratio of expenses to
   average daily net assets ...........         0.59%*             0.63%           0.64%           0.70%          0.77%
 Ratio of net investment income
   to average daily net assets ........         4.84%*             5.04%           4.90%           4.93%          4.93%
==========================================================================================================================

    * Adjusted to an annual basis.

                                                                    U.S. GOVERNMENT MONEY MARKET FUND
===========================================================================================================================
                                               Six-month
                                             period ended
                                           January 31, 1999     Year ended      Year ended      Year ended     Year ended
                                              (unaudited)     July 31, 1998   July 31, 1997   July 31, 1996   July 31, 1995
--------------------------------------------------------------------------------------------------------------------------
   Net asset value,
    beginning of period .................      $   1.00          $   1.00        $   1.00        $   1.00       $   1.00
--------------------------------------------------------------------------------------------------------------------------
   Income from
    investment operations ...............          0.02              0.05            0.05            0.05           0.05
   Distributions to shareholders from
    investment income ...................         (0.02)            (0.05)          (0.05)          (0.05)         (0.05)
--------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period .......      $   1.00          $   1.00        $   1.00        $   1.00       $   1.00
--------------------------------------------------------------------------------------------------------------------------
   Total return .........................           2.4%              5.0%            4.8%            4.9%           4.8%
   Net assets at end of period
    (000s omitted) ......................      $257,968          $228,929        $182,155        $146,685       $122,249
   Ratio of expenses to average
    daily net assets ....................          0.58%*            0.59%           0.60%           0.65%          0.73%
   Ratio of net investment income to
    average daily net assets ............          4.68%*            4.98%           4.85%           4.87%          4.94%
===========================================================================================================================

     * Adjusted to an annual basis.

                                                                       TAX-FREE MONEY MARKET FUND
===========================================================================================================================
                                               Six-month
                                             period ended
                                           January 31, 1999     Year ended      Year ended      Year ended     Year ended
                                              (unaudited)     July 31, 1998   July 31, 1997   July 31, 1996   July 31, 1995
---------------------------------------------------------------------------------------------------------------------------
   Net asset value,
    beginning of period .................      $ 1.00          $   1.00        $   1.00        $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------
   Income from
    investment operations ...............        0.01              0.03            0.03            0.03           0.03
   Distributions to shareholders from
    investment income ...................       (0.01)            (0.03)          (0.03)          (0.03)         (0.03)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period .......      $ 1.00          $   1.00        $   1.00        $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------
   Total return .........................         1.4%              3.1%            3.0%            3.0%           3.1%
   Net assets at end of period
    (000s omitted) ......................    $511,941          $545,849        $422,740        $359,153       $363,273
   Ratio of expenses to average
    daily net assets ....................        0.58%*            0.58%           0.58%           0.59%          0.60%
   Ratio of net investment income to
    average daily net assets ............        2.77%*            3.05%           3.02%           3.03%          3.14%
===========================================================================================================================

     * Adjusted to an annual basis.


                                                                     INSTITUTIONAL PRIME MONEY MARKET FUND
==========================================================================================================
                                                                         Six-month          Period from
                                                                       period ended       August 11, 1997*
                                                                     January 31, 1999            to
                                                                        (unaudited)        July 31, 1998
----------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period .........................       $   1.00             $   1.00
----------------------------------------------------------------------------------------------------------
   Income from investment operations ............................           0.03                 0.05
   Distributions to shareholders from investment income .........          (0.03)               (0.05)
----------------------------------------------------------------------------------------------------------
   Net asset value, end of period ...............................       $   1.00             $   1.00
----------------------------------------------------------------------------------------------------------
   Total return .................................................            2.5%                 5.2%
   Net assets at end of period (000s omitted) ...................       $273,693             $213,785
   Ratio of expenses to average daily net assets** ..............           0.38%                0.39%
   Ratio of net investment income to average
     daily net assets** .........................................           5.03%                5.27%
==========================================================================================================

    * Commencement of operations.

   ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.42%/5.24% for the period ended July 31, 1998.

                                                        INSTITUTIONAL TAX-FREE MONEY MARKET FUND
================================================================================================
                                                                                 Period from
                                                                             September 23, 1998*
                                                                             to January 31, 1999
                                                                                 (unaudited)
------------------------------------------------------------------------------------------------
   Net asset value, beginning of period .................................         $  1.00
------------------------------------------------------------------------------------------------
   Income from investment operations ....................................            0.01
   Distributions to shareholders from investment income .................           (0.01)
------------------------------------------------------------------------------------------------
   Net asset value, end of period .......................................         $  1.00
------------------------------------------------------------------------------------------------
   Total return .........................................................             1.3%
   Net assets at end of period (000s omitted) ...........................         $62,857
   Ratio of expenses to average daily net assets** ......................            0.16%
   Ratio of net investment income to average daily net assets** .........            3.00%
================================================================================================

    * Commencement of operations.

   ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Tax-Free Money Market Fund during the period ended January 31, 1999. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.41%/2.75% for the period ended January 31, 1999.

PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999

                                                                                  PRINCIPAL               MARKET
                             NAME OF ISSUER                                        AMOUNT               VALUE (a)
===================================================================================================================
                           (Percentages of each investment category relate to total net assets.)

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.76%):
-------------------------------------------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS (1.58%)
  Archer Daniels Midland Company, 4.77%-5.20%, 2/18/99-5/4/99                 $   70,000,000         $   69,543,683
                                                                                                     --------------
BANKS - DOMESTIC (14.90%)
  Bankers Trust Company, 5.84%, 4/30/99                                           10,000,000              9,998,616
  Branch Banking & Trust Company, 5.25%, 10/8/99                                  10,000,000             10,043,074
  COFCO Capital Corporation, 5.12%, 3/22/99, LOC Bank of America                  10,460,000             10,387,105
  Commed Fuel Company, Inc., 5.15%, 2/22/99,
    LOC First National Bank of Chicago                                            16,063,000             16,014,745
  First National Bank of Chicago, 5.24%-5.72%, 2/8/99-4/1/99                      52,500,000             52,498,606
  First Tennessee Bank, 4.84%-4.90%, 3/12/99-4/26/99                              98,100,000             98,099,696
  First Union National Bank, Charlotte, 4.99%-5.42%, 10/21/99-11/10/99            64,700,000  (c)        64,700,000
  Key Bank N.A., Cleveland, 4.89%-5.23%, 9/23/99-2/18/00                          50,000,000  (c)        50,005,374
  LaSalle Bank, Chicago, 4.94%-5.01%, 5/4/99-2/1/00                               49,600,000             49,590,351
  Morgan Guaranty Trust, 4.90%, 5/14/99                                           30,000,000             30,000,000
  NationsBank, 4.84%-5.07%, 4/23/99-5/19/99                                       50,000,000             50,000,000
  Old Kent Bank, 4.89%-5.14%, 2/22/99-8/17/99                                     70,000,000             70,000,000
  PNC Bank N.A., 4.95%, 8/3/99                                                    50,000,000  (c)        49,983,308
  Regionsbank N.A., Birmingham, 4.84%-4.87%, 3/22/99-8/18/99                      61,100,000             61,100,000
  U.S. Bank N.A., Minneapolis, 4.93%, 4/8/99                                      34,890,000             34,890,000
                                                                                                     --------------
                                                                                                        657,310,875
                                                                                                     --------------
BANKS - OTHER (19.03%)
  ABN-AMRO, 5.01%-5.63%, 3/12/99-11/17/99                                         53,250,000             53,244,043
  Abbey National North America, 4.79%, 4/15/99                                    40,000,000             39,611,478
  Abbey National Treasury Services, 4.82%, 7/20/99                                30,000,000  (c)        29,988,782
  Banco Bradesco SA, 5.12%, 2/17/99, LOC Barclays Bank                            25,000,000             24,943,111
  Bank of Nova Scotia, 4.93%-5.65%, 2/17/99-4/12/99                               83,000,000             82,997,748
  Banque National de Paris, 4.85%-5.64%, 3/19/99-7/12/99                          79,700,000             79,699,712
  Barclays Bank, 5.65%, 3/2/99                                                    10,000,000              9,999,657
  Canadian Imperial Bank of Commerce, 5.03%-5.05%, 4/27/99-1/27/00                70,000,000             70,349,360
  Deutsche Bank, 4.84%-5.82%, 4/12/99-5/3/99                                      54,500,000             54,502,219
  Formosa Plastics USA, 4.85%-5.17%, 2/12/99-3/12/99, LOC ABN-AMRO                40,000,000             39,893,131
  JMG Funding Inc., 4.81%-4.85%, 2/26/99-4/29/99, LOC Societe Generale            31,945,000             31,672,285


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                     PRINCIPAL               MARKET
                               NAME OF ISSUER                                         AMOUNT               VALUE (a)
======================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------------------------
BANKS - OTHER (CONTINUED)
  National Westminster Bank, 5.02%-5.70%, 3/30/99-1/10/00                        $   75,000,000         $   74,982,783
  Presbyterian Healthcare Services, 4.87%, 3/10/99,
    LOC Toronto-Dominion Bank                                                        24,000,000             23,879,874
  Rabobank Nederland, 4.98%, 1/10/00                                                 25,000,000             24,990,936
  Royal Bank of Canada, 5.05%-5.65%, 4/14/99-7/9/99                                  54,250,000             54,246,569
  Societe Generale, 4.96%-5.76%, 3/23/99-4/16/99                                     41,200,000             41,198,274
  Swiss Bank Corporation, 5.63%-5.72%, 3/24/99-4/5/99                                34,500,000             34,496,068
  Toronto Dominion Holdings, Inc., 5.00%-5.08%, 5/13/99-1/5/00                       68,600,000             68,593,972
                                                                                                        --------------
                                                                                                           839,290,002
                                                                                                        --------------
BUSINESS MACHINES (0.16%)
  Pitney Bowes Credit Corporation, 4.77%, 2/1/99                                      7,205,000              7,205,000
                                                                                                        --------------
CHEMICALS (3.71%)
  Air Products and Chemicals, Inc., 4.85%, 3/31/99-6/28/99                           41,300,000             40,685,922
  Dow Chemical Company, 4.77%, 2/1/99                                                40,000,000             40,000,000
  Dupont (E.I.) deNemours & Co., 5.04%, 2/2/99                                       18,000,000             17,997,480
  Henkel Corporation, 4.74%-5.00%, 4/1/99-7/20/99                                    35,610,000  (c)        35,056,591
  PPG Industries, 4.87%, 2/4/99                                                      30,000,000             29,987,825
                                                                                                        --------------
                                                                                                           163,727,818
                                                                                                        --------------
CONGLOMERATES (2.05%)
  Diageo Capital PLC, 4.85%-5.05%, 2/1/99-4/9/99                                     90,532,000  (c)        90,212,956
                                                                                                        --------------
DRUGS AND COSMETICS (0.79%)
  A.C. Acquisition Holding Company, 4.85%-5.05%, 2/3/99-3/11/99
    Guaranty: American Home Products                                                 35,000,000             34,893,403
                                                                                                        --------------
ELECTRONICS (0.21%),
  Vermont American Corporation, 4.82%, 3/3/99, Guaranty: Emerson Electric             9,100,000  (c)         9,063,449
                                                                                                        --------------
ENTERTAINMENT (0.99%)
  Carnival (U.K.) PLC, 5.50%, 2/5/99                                                 43,800,000             43,774,000
                                                                                                        --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                    PRINCIPAL               MARKET
                              NAME OF ISSUER                                         AMOUNT               VALUE (a)
=====================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
---------------------------------------------------------------------------------------------------------------------
FINANCIAL - AUTO (3.11%)
  Ford Motor Credit Corporation, 4.80%-4.85%, 4/7/99-4/13/99                    $    50,675,000        $   50,217,047
  General Motors Acceptance Corporation, 4.79%-4.95%, 3/4/99-7/6/99                  64,810,000  (d)       64,597,452
  Toyota Motor Credit Corporation, 4.77%, 4/12/99                                    22,580,000            22,370,571
                                                                                                       --------------
                                                                                                          137,185,070
                                                                                                       --------------
FINANCIAL - AVIATION (1.40%)
  International Lease Finance Corporation, 4.78%-5.12%, 2/2/99-5/6/99                62,000,000            61,616,753
                                                                                                       --------------
FINANCIAL - DIVERSIFIED BUSINESS (16.13%)
  American General Finance Corporation, 4.81%-5.05%, 2/24/99-3/12/99                 65,390,000            65,127,068
  Associates Corporation of North America, 4.79%-5.28%, 2/1/99-9/1/99                95,655,000            95,771,217
  CIT Group Holdings, 5.04%, 1/14/00                                                 30,000,000  (d)       29,976,183
  Commercial Credit Corporation, 4.83%-5.07%, 2/1/99-3/11/99                         65,000,000            64,806,800
  General Electric Capital Corporation, 4.86%-4.99%, 3/16/99-4/20/99                 50,800,000            50,375,934
  Goldman Sachs, 4.90%-5.15%, 3/1/99-1/13/00                                         74,040,000            73,834,159
  Household Finance Company/Beneficial Corporation, 4.80%-5.21%,
    3/18/99-5/4/99                                                                   95,000,000  (d)       94,280,883
  Merrill Lynch & Co., 5.03%-5.68%, 2/11/99-10/18/99                                100,000,000  (d)       99,971,778
  Morgan (J.P.) and Company, 4.78%-5.10%, 2/8/99-5/20/99                             38,000,000  (d)       37,836,361
  Morgan Stanley Dean Witter Discover, 5.14%-5.31%, 2/5/99-7/19/99                   25,000,000  (d)       25,031,905
  Wells Fargo & Company, 4.83%-5.14%, 2/25/99-3/31/99                                75,000,000            74,496,628
                                                                                                       --------------
                                                                                                          711,508,916
                                                                                                       --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (22.24%)
  Asset Securitization Coop. Corporation, 4.80%-4.85%, 3/10/99-4/15/99               79,000,000  (c)       78,340,049
  Barton Capital Corporation, 4.83%-5.33%, 2/9/99-3/26/99                            74,817,000  (c)       74,541,280
  Delaware Funding Corporation, 4.81%-5.25%, 2/16/99-4/27/99                         69,888,000  (c)       69,442,960
  Edison Asset Securitization, 4.81%-5.35%, 2/12/99-4/30/99                          90,401,000  (c)       89,688,121
  Falcon Asset Securitization, 4.83%-5.37%, 2/8/99-3/22/99                           98,455,000  (c)       98,074,275
  Monte Rosa Capital Corporation, 4.88%-5.43%, 2/10/99-3/12/99                      109,307,000  (c)      109,012,003
  Preferred Receivables Funding Corporation, 4.87%-5.31%, 2/2/99-3/16/99             99,650,000  (c)       99,373,837
  Receivables Capital Corporation, 4.82%-5.31%, 2/2/99-3/5/99                        97,156,000  (c)       96,967,861
  Redwood Receivables Corporation, 4.90%-5.25%, 2/11/99-3/2/99                       48,327,000  (c)       48,210,909

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                              PRINCIPAL                MARKET
                           NAME OF ISSUER                                       AMOUNT               VALUE (a)
================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
  Triple A One Funding, 4.85%-4.87%, 2/1/99-3/19/99                       $    96,584,000  (c)    $   96,260,648
  Variable Funding Capital Corporation, 4.90%, 3/8/99                          20,000,000  (c)        19,904,722
  Windmill Funding Corporation, 4.85%-5.25%, 2/23/99-3/18/99                  102,017,000  (c)       101,538,890
                                                                                                  --------------
                                                                                                     981,355,555
                                                                                                  --------------
HOUSEHOLD PRODUCTS (1.13%)
  Fortune Brands, Inc., 4.81%-4.85%, 2/19/99-2/26/99                           50,000,000  (c)        49,860,594
                                                                                                  --------------
MANUFACTURING (1.82%)
  Caterpillar Financial Services Inc., 4.80%-5.25%, 2/1/99-3/23/99             80,700,000             80,327,860
                                                                                                  --------------
METALS AND MINING (0.99%)
  Aluminum Company of America, 4.86%-5.10%, 2/11/99-3/19/99                    44,000,000             43,841,800
                                                                                                  --------------
MUNICIPALS (1.36%):
  New York City G.O.,
    5.25%-5.28%, 2/9/99-2/10/99, FGIC Insured                                  27,755,000             27,755,000
  Parish of West Baton Rouge Industrial District #3,
    5.32%, 2/18/99, Guaranty: Dow Chemical                                     28,000,000             28,000,000
  State of Connecticut G.O. 5.79%, 8/1/99                                       4,400,000              4,397,070
                                                                                                  --------------
                                                                                                      60,152,070
                                                                                                  --------------
OIL SERVICES (2.21%)
  American Petrofina Holding Company, 4.82%, 4/9/99                            29,000,000  (c)        28,739,854
  Mobil Australia Finance Company, 5.08%, 2/8/99                               19,111,000             19,092,123
  Petrofina Delaware, 5.18%, 2/24/99                                           20,000,000             19,933,811
  Texaco Inc., 4.80%, 3/1/99                                                   30,000,000             29,888,000
                                                                                                  --------------
                                                                                                      97,653,788
                                                                                                  --------------
RETAIL STORES (1.70%)
  J.C. Penney Funding Inc., 5.00%-5.14%, 2/5/99-4/22/99                        75,550,000  (c)        75,210,780
                                                                                                  --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                       PRINCIPAL               MARKET
                                NAME OF ISSUER                                          AMOUNT               VALUE (a)
========================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.56%)
  BellSouth Telecommunications, 4.81%, 3/24/99                                     $   25,000,000         $   24,829,646
                                                                                                          --------------
UTILITIES - ELECTRIC (2.22%)
  Baltimore Gas & Electric Company, 5.18%, 9/1/99                                      34,000,000  (d)        34,000,000
  Carolina Power & Light, 4.72%-4.80%, 2/25/99-4/19/99                                 34,235,000             33,992,812
  Southern California Edison, 4.81%, 3/17/99                                           27,000,000             26,841,270
  Tampa Electric Company, 4.80%, 2/10/99                                                3,000,000  (c)         2,996,400
                                                                                                          --------------
                                                                                                              97,830,482
                                                                                                          --------------
UTILITIES - FINANCIAL (1.47%)
  National Rural Utilities Cooperative Finance Corporation,
    5.00%-5.12%, 2/3/99-3/11/99                                                        65,000,000             64,829,431
------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $4,401,223,931)                               $4,401,223,931
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCIES SECURITIES (0.45%):
------------------------------------------------------------------------------------------------------------------------
  Federal Home Loan Bank, 4.76%, 2/26/99                                               20,000,000  (d)        19,999,329
------------------------------------------------------------------------------------------------------------------------
Total Government & Agencies Securities (cost: $19,999,329)                                                $   19,999,329
------------------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost: $4,421,223,260) (b)                                                 $4,421,223,260
========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Also represents cost for federal income tax purposes.

(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1999.

U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999

                                                                                           PRINCIPAL              MARKET
                                  NAME OF ISSUER                                            AMOUNT              VALUE (a)
==========================================================================================================================
                           (Percentages of each investment category relate to total net assets.)

GOVERNMENT & AGENCIES SECURITIES (92.73%):
--------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (37.68%)
  4.75%-5.54%, 2/2/99-1/27/00                                                          $   97,579,000         $ 97,207,468

FEDERAL HOME LOAN MORTGAGE CORPORATION (30.00%)
  4.70%-5.62%, 2/10/99-8/27/99                                                             77,649,000  (c)      77,410,925

FEDERAL HOME LOAN BANK (20.45%)
  4.74%-5.62%, 2/5/99-4/7/99                                                               52,855,000  (c)      52,743,841

FEDERAL FARM CREDIT BANK (3.82%)
  4.72%-5.06%, 3/1/99-6/1/99                                                                9,850,000  (c)       9,847,985

STUDENT LOAN MARKETING ASSOCIATION (0.78%)
  4.61%, 2/22/99                                                                            2,000,000  (c)       1,999,808
--------------------------------------------------------------------------------------------------------------------------
Total Government & Agencies Securities (cost: $239,210,027) (b)                                               $239,210,027
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.97%)
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch, 4.70%, acquired 1/29/99 and due 2/1/99 with accrued interest of
    $7,046 (collateralized by $18,351,000 Federal Home Loan Bank Note,
    4.66%, 10/15/01) (cost: $17,990,000)                                                   17,990,000           17,990,000
--------------------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost: $257,200,027) (b)                                                       $257,200,027
==========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Also represents cost for federal income tax purposes.

(c) All or a portion of the balance consists of securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1999.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999

                                                                                          PRINCIPAL              MARKET
                                NAME OF ISSUER (c)                                          AMOUNT             VALUE (a)
=========================================================================================================================
                              (Percentages of each investment category relate to total net assets.)
ALASKA (1.54%)
  Anchorage Alaska Water Revenue, 3.50%, 8/1/99, FSA Insured                           $   1,000,000         $  1,004,829
  North Slope Borough, 3.12%, 6/30/99, MBIA Insured                                        7,000,000            6,896,344
                                                                                                             ------------
                                                                                                                7,901,173
                                                                                                             ------------
ARIZONA (0.72%)
  Maricopa County PCR (El Paso Elect), 2.75%, 12/1/14, LOC Barclays Bank                   2,100,000  (b)       2,100,000
  Scottsdale Arizona IDA Hospital, 3.24%, 9/1/99, AMBAC Insured                            1,560,000            1,586,560
                                                                                                             ------------
                                                                                                                3,686,560
                                                                                                             ------------
ARKANSAS (0.39%)
  Fayetteville Arkansas Public Facility Board (Butterfield Trail Project)
    2.75%, 9/1/27, LOC Dresdner Bank                                                       2,000,000  (b)       2,000,000
                                                                                                             ------------
CALIFORNIA (0.53%)
  Los Angeles Regional Airports Improvement Corp. Lease Revenue
   3.25%, 12/1/24, LOC Wachovia Bank of Georgia                                              200,000  (b)         200,000
   3.25%, 12/1/25, LOC Societe Generale                                                      500,000  (b)         500,000
  School Cash Reserve Program Authority Series A,
    3.74%, 7/2/99, AMBAC Insured                                                           2,000,000            2,006,057
                                                                                                             ------------
                                                                                                                2,706,057
                                                                                                             ------------
COLORADO (4.40%)
  Adams County Family Housing Revenue (Hunters Cove Project)
   Series 1985A, 2.95%, 1/15/14, LOC GECC                                                  7,500,000  (b)       7,500,000
  Aurora Centretech Metro District, 3.40%, 12/1/99, LOC Banque
    National de Paris                                                                      1,000,000            1,000,000
  Central Platte Valley Metro District, 3.55%, 10/1/99, MBIA Insured                       1,000,000              999,993
  Denver City & County MFHR (Parliament Apartments),
   2.95%, 6/1/06, LOC GECC                                                                 2,200,000  (b)       2,200,000
  Dove Valley Metro District, 3.38%, 11/1/99, LOC Banque National de Paris                 4,925,000            4,925,000
  Health Facilities Authority Revenue (Visiting Nurses),
   3.25%, 7/1/22, LOC Norwest Bank                                                         1,090,000  (b)       1,090,000
  Interstate South Metro District, 3.38%, 11/1/99, LOC Banque National de Paris            3,270,000            3,270,000
  SBC Metro District, 3.35%, 12/1/99, LOC U.S. Bank                                        1,555,000            1,555,000
                                                                                                             ------------
                                                                                                               22,539,993
                                                                                                             ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                           PRINCIPAL              MARKET
                                NAME OF ISSUER (c)                                          AMOUNT              VALUE (a)
==========================================================================================================================
DELAWARE (0.94%)
  Delaware Valley Regional Finance Authority, 2.70%, 12/1/20, LOC Credit Suisse        $    1,200,000  (b)    $  1,200,000
  New Castle County Development Authority, 2.30%, 8/15/20,
   LOC First Union National Bank                                                            3,607,500  (b)       3,607,500
                                                                                                              ------------
                                                                                                                 4,807,500
                                                                                                              ------------
FLORIDA (1.94%)
  Hillsborough County Florida Utility, 3.12%, 8/1/99, MBIA Insured                          2,000,000            1,970,334
  West Orange Memorial Hospital, 2.95%-3.00%, 2/18/99-3/11/99,
    LOC Rabobank Nederland                                                                  7,950,000            7,950,000
                                                                                                              ------------
                                                                                                                 9,920,334
                                                                                                              ------------
GEORGIA (3.10%)
  Dougherty County School District Sales Tax Bonds Series 1998 (Board of
    Education Intercept Program, 3.65%, 3/1/99                                              1,500,000            1,500,000
  Fulton County Residential Home Care, 2.75%, 1/1/18, LOC Rabobank
    Nederland                                                                               9,700,000  (b)       9,700,000
  Hapeville Development Authority, 3.20%, 11/1/15, LOC Deutsche Bank                        3,700,000  (b)       3,700,000
  State of Georgia G.O., 3.85%, 4/1/99, Escrowed in Governments                               955,000              979,079
                                                                                                              ------------
                                                                                                                15,879,079
                                                                                                              ------------
HAWAII (1.37%)
  State of Hawaii G.O., 2.43%, 4/1/13, MBIA Insured                                         7,000,000  (b)       7,000,000
                                                                                                              ------------
ILLINOIS (10.93%)
  Chicago G.O., 3.55%, 2/4/99, LOC Morgan Guaranty                                          3,000,000            2,999,973
  Chicago O'Hare International Airport, 2.75%, 1/1/15, LOC Societe Generale                 3,200,000  (b)       3,200,000
  City of Springfield Community Improvement Revenue Bonds Series 1985, (Realty
    Restoration Project), 2.95%, 12/1/15, Overcollateralized in U.S.
    Governments                                                                             3,100,000  (b)       3,100,000
  City of Springfield MFHR (OT Center Limited Project),                                     7,700,000  (b)       7,700,000
   2.95%, 12/1/15, Overcollateralized in U.S. Governments
  Cook County Community College #508, 3.15%, 12/1/99, MBIA Insured                          1,000,000            1,033,645
  Development Finance Authority (A.E. Stanley Manufacturing),
   2.70%, 12/1/05, LOC Union Bank of Switzerland                                            1,600,000  (b)       1,600,000
  Health Facilities Authority (Children's Memorial Hospital Project),
   Series 1985B, 2.70%, 11/1/15, LOC First National Bank of Chicago                        10,400,000  (b)      10,400,000
  Health Facilities Authority, 2.40%, 2/11/99-3/10/99, MBIA Insured                         4,970,000            4,970,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                          PRINCIPAL              MARKET
                                NAME OF ISSUER (c)                                          AMOUNT             VALUE (a)
==========================================================================================================================
ILLINOIS (CONTINUED)
  Health Facilities Authority Revenue,
   (Lutheran Health Systems), 3.75%, 4/1/99, Prerefunded                               $    1,750,000        $  1,794,745
   (Hospital Sisters Services), 3.44%, 6/1/99, MBIA Insured                                 2,500,000           2,520,573
   3.25%, 11/1/20, LOC Rabobank Nederland                                                   6,660,000  (b)      6,660,000
  Joliet Regional Port District IDR Bonds, 3.25%, 7/15/03, Guaranty:
    Dow Chemical                                                                            8,795,000  (b)      8,795,000
  Northwest Suburban Municipal Joint Action Water Agency,
   (Water Supply System Revenue), 3.82%, 5/1/99, MBIA Insured                               1,200,000           1,204,490
                                                                                                             ------------
                                                                                                               55,978,426
                                                                                                             ------------
INDIANA (3.69%)
  Health Facilities Financing Authority Hospital Revenue Bonds Series 1990,
   2.65%, 11/1/20, LOC National Bank of Detroit                                             2,000,000  (b)      2,000,000
  Health Facilities Financing Authority, 2.70%, 1/1/22, LOC First Chicago                   1,600,000  (b)      1,600,000
  Health Facilities Financing Authority (Capital Access Designated Pool Program)
   2.75%, 12/1/02-4/1/13, LOC Comerica Bank                                                14,675,000  (b)     14,675,000
  Health Facilities Financing Authority (St. Anthony Medical Center)
   2.70%, 12/1/14-12/1/17, LOC Rabobank Nederland                                             300,000  (b)        300,000
  Hospital Equipment Finance Authority, 2.75%, 12/1/15, MBIA Insured                          300,000  (b)        300,000
                                                                                                             ------------
                                                                                                               18,875,000
                                                                                                             ------------
IOWA (4.78%)
  Financial Authority Revenue (Burlington Medical Center),
   2.80%, 6/1/27, FSA Insured                                                              17,900,000  (b)     17,900,000
  Higher Education Loan Authority Revenue (Palmer Chiropractic),
   2.85%, 4/1/27, LOC Firstar Bank N.A.                                                     3,595,000  (b)      3,595,000
  Mount Vernon Private College Project (Cornell) Series 1985,
   2.25%, 10/1/15, LOC U.S. Bank                                                            3,000,000  (b)      3,000,000
                                                                                                             ------------
                                                                                                               24,495,000
                                                                                                             ------------
KANSAS (0.51%)
  Kansas City IDR, 2.85%, 8/1/15, LOC Credit Suisse                                         2,000,000  (b)      2,000,000
  State Development Finance Authority Health Facilities Revenue, (Stormont Vail
    Healthcare) 2.80%, 11/15/23, MBIA Insured                                                 600,000  (b)        600,000
                                                                                                             ------------
                                                                                                                2,600,000
                                                                                                             ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                          PRINCIPAL              MARKET
                                NAME OF ISSUER (c)                                          AMOUNT             VALUE (a)
=========================================================================================================================
KENTUCKY (0.55%)
  Economic Development Finance Authority (Baptist Healthcare),
   3.05%, 8/15/99, MBIA Insured                                                        $    1,800,000        $  1,808,941
  State Property and Buildings Community Revenue, 3.05%, 9/1/99                             1,000,000           1,006,211
                                                                                                             ------------
                                                                                                                2,815,152
                                                                                                             ------------
LOUISIANA (2.64%)
  Parish of East Baton Rouge, 2.85%, 11/1/19, Guaranty: Exxon Corporation                   3,200,000  (b)      3,200,000
  Public Facility Authority (Kenner Hotel), 2.85%, 12/1/15, LOC Deutsche Bank               6,600,000  (b)      6,600,000
  Plaquemines Port Harbor and Terminal, 3.60%, 3/15/99, LOC Morgan Guaranty                 2,500,000           2,499,427
  St. Tammany School District No. 12, 3.68%, 3/1/99, FSA Insured                            1,235,000           1,237,861
                                                                                                             ------------
                                                                                                               13,537,288
                                                                                                             ------------
MARYLAND (4.18%)
  Anne Arundel County Port Facilities Revenue,
   3.20%-3.40%, 2/11/99-2/24/99, Guaranty: Baltimore Gas & Electric                         6,200,000           6,200,000
  Montgomery County Housing Opportunity, 2.75%, 11/1/07, LOC GECC                          15,200,000  (b)     15,200,000
                                                                                                             ------------
                                                                                                               21,400,000
                                                                                                             ------------
MASSACHUSETTS (0.35%)
  City of Grafton G.O., 3.70%, 2/15/99, MBIA Insured                                          765,000             765,656
  State of Massachusetts G.O., 3.73%, 4/1/99, Prerefunded                                   1,000,000           1,025,647
                                                                                                             ------------
                                                                                                                1,791,303
                                                                                                             ------------
MICHIGAN (0.91%)
  Delta County Economic Development Authority, 2.85%, 12/1/23,
   LOC Bank of Nova Scotia                                                                  3,800,000  (b)      3,800,000
  Grand Blanc Community Schools G.O., 3.75%, 5/1/99                                           840,000             843,476
                                                                                                             ------------
                                                                                                                4,643,476
                                                                                                             ------------
MINNESOTA (2.13%)
  Beltrami County Environmental, 3.20%, 12/1/21, LOC United Bank of Switzerland               100,000  (b)        100,000
  City of Cohasset (MN Power & Light Project), 2.75%, 6/1/20, LOC ABN-AMRO                    200,000  (b)        200,000
  City of Duluth Tax Increment Revenue, 2.65%, 9/1/10, LOC Wachovia Bank                      500,000  (b)        500,000
  Minneapolis/St. Paul State Housing & Redevelopment Authority,
   2.80%, 8/15/25, FSA Insured                                                              4,000,000  (b)      4,000,000
  St. Paul Housing and Redevelopment Authority (Science Museum of MN
    Project), 2.70%-2.90%, 5/1/27, LOC U.S. Bank                                            6,100,000  (b)      6,100,000
                                                                                                             ------------
                                                                                                               10,900,000
                                                                                                             ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                      PRINCIPAL              MARKET
                              NAME OF ISSUER (c)                                        AMOUNT             VALUE (a)
=====================================================================================================================
MISSISSIPPI (0.45%)
  State Highway Revenue Series #39, 3.10%, 2/1/00, Prerefunded                     $   2,359,720         $  2,288,150
                                                                                                         ------------
MISSOURI (4.80%)
  Independence IDA (Groves & Graceland), 2.75%, 11/1/27,
   LOC Credit Local de France                                                          9,300,000  (b)       9,300,000
  State Environmental Improvement & Energy Resource Authority PCR,
   3.75%, 6/15/99, LOC Union Bank of Switzerland                                       4,200,000            4,200,000
  State Health and Education Facilities Authority Revenue Series A
   (Christian Health Services Project), 2.70%, 11/1/19, LOC Morgan Guaranty            1,000,000  (b)       1,000,000
  State Health and Education Facilities Authority Revenue
   (Kirkwood School District), 3.65%, 9/13/99                                          2,375,000            2,383,403
  State Health and Education Facilities Authority Revenue
   (St. Francis Medical Center), 2.75%, 6/1/26, LOC Credit Local de France             7,700,000  (b)       7,700,000
                                                                                                         ------------
                                                                                                           24,583,403
                                                                                                         ------------
MONTANA (1.78%)
  State Health Facilities Authority Revenue Bonds
   Series A, 2.70%, 12/1/15, FGIC Insured                                              9,105,000  (b)       9,105,000
                                                                                                         ------------
NEVADA (0.59%)
  Clark County Airport System Refunding Revenue Notes,
   2.65%, 7/1/25, LOC United Bank of Switzerland                                       3,000,000  (b)       3,000,000
                                                                                                         ------------
NEW JERSEY (0.68%)
  Economic Development Authority Revenue Bonds,
   2.75%, 5/1/01, Guaranty: Dow Chemical                                               1,500,000  (b)       1,500,000
  Economic Development Authority (Volvo American Corp.),
   2.29%, 12/1/04, LOC Credit Suisse                                                   1,200,000  (b)       1,200,000
  Passaic County Utilities Authority Revenue Bonds,
   3.50%, 3/1/99, MBIA Insured                                                           775,000              772,936
                                                                                                         ------------
                                                                                                            3,472,936
                                                                                                         ------------
NEW YORK (4.81%)
  Campbell-Savona Central School District, 3.80%, 6/15/99, MBIA Insured                  845,000              847,109
  New York City G.O.
   2.85%-3.30%, 8/1/18-8/15/19, LOC Morgan Guaranty                                    2,870,000  (b)       2,870,000
   2.85%, 8/15/18, AMBAC Insured                                                       1,700,000  (b)       1,700,000
   3.30%, 10/01/22, FGIC Insured                                                         600,000  (b)         600,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                          PRINCIPAL              MARKET
                               NAME OF ISSUER (c)                                          AMOUNT              VALUE (a)
=========================================================================================================================
NEW YORK (CONTINUED)
  New York City Municipal Water Finance Authority,
   2.85%, 6/15/24, FGIC Insured                                                        $  2,200,000  (b)     $  2,200,000
  New York City Water Finance Authority, 2.85%, 6/15/23, FGIC Insured                     3,250,000  (b)        3,250,000
  New York City Health and Hospital (Health Systems),
   2.50%, 2/15/26, LOC Morgan Guaranty                                                    4,300,000  (b)        4,300,000
  New York City Housing Development MFHR Series 1997A, 2.45%, 11/15/19,
   (Federal National Mortgage Association Collateral Agreement)                           4,700,000  (b)        4,700,000
  State Dorm Authority Revenue, 3.80%, 2/15/99, AMBAC Insured                             1,000,000             1,000,350
  St. Lawrence County IDA (Reynolds Metals Project),
   2.85%, 12/1/07, LOC Bank of Nova Scotia                                                3,145,000  (b)        3,145,000
                                                                                                             ------------
                                                                                                               24,612,459
                                                                                                             ------------
NORTH CAROLINA (1.33%)
  State Medical Center Commission Revenues (Carol Woods Project),
   3.25%, 4/1/21, LOC NationsBank                                                         6,800,000  (b)        6,800,000
                                                                                                             ------------
NORTH DAKOTA (0.60%)
  State Housing Finance Agency, 3.20%, 7/1/99                                             3,075,000             3,075,000
                                                                                                             ------------
OHIO (2.72%)
  Warren County Ohio Health Care Facility (Otterbein Homes),
   2.60%, 7/1/23, LOC Fifth Third Bank                                                    8,800,000  (b)        8,800,000
  Miami County Hospital Facilities Refunding and Improvement,
   (Upper Valley Medical Center), 3.80%, 5/15/99, MBIA Insured                            1,125,000             1,128,699
  Sandusky Bond Anticipation Notes, 3.68%, 7/29/99                                        4,000,000             4,008,368
                                                                                                             ------------
                                                                                                               13,937,067
                                                                                                             ------------
OKLAHOMA (0.20%)
  Garfield County Industrial Authority PCR, 2.95%, 1/1/25,
   Guaranty: Oklahoma Gas & Electric                                                      1,000,000  (b)        1,000,000
                                                                                                             ------------
PENNSYLVANIA (7.58%)
  Allegheny County Industrial Development Authority,
   2.40%, 7/1/27, LOC Dresdner Bank                                                       1,400,000  (b)        1,400,000
   (Longwood at Oakmont Inc. Project), 3.30%, 7/1/27, LOC Dresdner Bank                   1,500,000  (b)        1,500,000
  Beaver County IDA Pollution Control Revenue Bonds
   2.90%-3.00%, 2/12/99-4/8/99, LOC United Bank of Switzerland                           14,600,000            14,600,000
  Delaware Valley Regional Finance Authority, 2.70%, 8/1/16, LOC Credit Suisse            1,800,000  (b)        1,800,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                        PRINCIPAL              MARKET
                              NAME OF ISSUER (c)                                         AMOUNT              VALUE (a)
=======================================================================================================================
PENNSYLVANIA (CONTINUED)
  Lehigh County IDA (Allegheny Electric Coop.) Series 1985,
    3.05%, 12/1/15, LOC Rabobank Nederland                                          $   2,800,000  (b)     $  2,800,000
  Philadelphia Water and Wastewater Revenue, 3.05%, 8/1/99, AMBAC Insured               1,000,000             1,004,831
  Quakertown Hospital Authority, 2.90%, 7/1/05, LOC PNC Bank                           15,700,000  (b)       15,700,000
                                                                                                           ------------
                                                                                                             38,804,831
                                                                                                           ------------
SOUTH CAROLINA (4.58%)
  Berkeley County PCR Revenue, 2.80%, 12/1/08, LOC Royal Bank of Canada                10,725,000  (b)       10,725,000
  York County PCR, 2.45%-3.10%, 2/9/99-6/10/99, Guaranty: Duke Power
    Company                                                                            12,700,000            12,700,000
                                                                                                           ------------
                                                                                                             23,425,000
                                                                                                           ------------
SOUTH DAKOTA (0.30%)
  Housing Development Authority (Homeownership Mortgage), 3.25%, 5/1/99                 1,530,000             1,530,000
                                                                                                           ------------
TENNESSEE (2.36%)
  Montgomery County Public Building Authority, 3.20%, 7/1/15, LOC
    NationsBank                                                                         5,700,000  (b)        5,700,000
  Nashville and Davidson County Health and Education Facility,
   2.70%, 8/1/18, LOC NationsBank                                                       6,400,000  (b)        6,400,000
                                                                                                           ------------
                                                                                                             12,100,000
                                                                                                           ------------
TEXAS (6.74%)
  Amarillo Independent School District, 3.75%, 2/1/99, Texas PSF guaranteed               1,555,000           1,555,000
  Austin Independent School District, 3.54%, 8/1/99, Texas PSF guaranteed                 1,000,000           1,012,866
  Brownsville Utility System Revenue Bond, 3.58%, 9/1/99, AMBAC Insured                   1,000,000           1,008,004
  Clint Independent School District, 3.65%, 3/1/99, Texas PSF guaranteed                    825,000             825,000
  Cypress-Fairbanks Independent School District, 3.70%, 2/1/99,                           1,075,000           1,075,000
   Texas PSF Guaranteed
  Dallas County Mental Health Center Facility Revenue Bond,
   3.30%, 9/1/99, FSA Insured                                                             1,025,000           1,036,589
  Goose Creek Consolidated Independent School District
   Capital Appreciation Bonds, 3.68%, 2/15/99, Texas PSF guaranteed                       1,200,000           1,198,361
  Harris County Health Facilities Development Corp. Hospital Revenue,
   3.28%-3.48%, 10/1/99, MBIA Insured                                                     8,675,000           8,483,067
  Lone Star Airport Improvement, 2.80%, 12/1/14, LOC Royal Bank of Canada                 1,100,000  (b)      1,100,000
  North East Independent School District, 3.15%, 2/1/00 Texas PSF guaranteed              2,150,000           2,230,580


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                       PRINCIPAL              MARKET
                              NAME OF ISSUER (c)                                         AMOUNT             VALUE (a)
======================================================================================================================
TEXAS (CONTINUED)
  Nueces River Authority PCR (Reynolds Metals Co. Project),
   3.25%, 12/01/99, LOC Bank of Nova Scotia                                         $    7,300,000        $  7,300,000
  Pharr-San Juan-Alamo Independent School District G.O., 3.75%, 2/1/99,
   Texas PSF guaranteed                                                                  1,545,000           1,545,000
  San Antonio Electric and Gas Revenue Refunding Improvement,
   3.75%, 2/1/99, Prerefunded                                                            2,100,000           2,131,500
  Tarrant County Housing Finance Corporation, MFHR - Single
   Family Apartments Project, 2.80%, 11/1/17, LOC Suntrust Bank                          4,025,000  (b)      4,025,000
                                                                                                          ------------
                                                                                                            34,525,967
                                                                                                          ------------
UTAH (3.75%)
  Intermountain Power Agency, 2.95%, 3/10/99, LOC Bank of America                        2,500,000           2,500,000
  Intermountain Power Agency, 3.00%, 3/18/99, AMBAC Insured                              3,500,000           3,500,000
  State Board of Regents Student Loan Revenue Bonds
   Series B, 2.70%, 11/1/00, AMBAC Insured                                              13,200,000  (b)     13,200,000
                                                                                                          ------------
                                                                                                            19,200,000
                                                                                                          ------------
WASHINGTON (4.00%)
  City of Federal Way G.O., 3.82%, 6/1/99, AMBAC Insured                                 1,200,000           1,204,500
  State of Washington G.O., (Motor Vehicle Fuel Tax),
   3.80%, 3/1/99, Escrowed in Governments                                                  750,000             751,937
  State Health Care Facilities Authority, 2.80%, 1/1/18, LOC Morgan Guaranty             3,420,000  (b)      3,420,000
  State Health Care Facilities Authority (Fred Hutchinson
   Cancer Center), 3.25%, 1/1/23, LOC Morgan Guaranty                                    4,850,000  (b)      4,850,000
  State Housing Finance Commission, 3.25%, 7/1/11-1/1/21, LOC U.S. Bank                 10,260,000  (b)     10,260,000
                                                                                                          ------------
                                                                                                            20,486,437
                                                                                                          ------------
WEST VIRGINIA (0.20%)
  Weirton Hospital Building, 3.10%, 12/1/99, AMBAC Insured                               1,000,000           1,017,839
                                                                                                          ------------
WISCONSIN (1.31%)
  La Crosse IDA (Dairyland Power Cooperative), 3.20%, 9/1/14, AMBAC Insured                400,000  (b)        400,000
  City of Madison G.O., 3.70%, 5/1/99                                                    2,280,000           2,281,888
  State Health and Educational Facilities Authority, 2.85%, 10/1/26,
    LOC Firstar Bank                                                                     1,000,000  (b)      1,000,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                      PRINCIPAL              MARKET
                             NAME OF ISSUER (c)                                        AMOUNT              VALUE (a)
=====================================================================================================================
WISCONSIN (CONTINUED)
  State of Wisconsin G.O., 3.78%, 5/1/99                                          $    3,000,000         $  3,003,330
                                                                                                         ------------
                                                                                                            6,685,218
                                                                                                         ------------
WYOMING (6.33%)
  Converse County PCR, 3.80%, 2/3/99-2/5/99, LOC Deutsche Bank                         6,400,000            6,400,000
  Gillette Campbell County, 3.00%-3.40%, 2/5/99-2/10/99, LOC Deutsche Bank             5,600,000            5,600,000
  Lincoln County PCR, 2.85%, 11/1/14, Guaranty: Exxon Corporation                     14,800,000  (b)      14,800,000
  Platte County PCR, 3.20%, 7/1/14, LOC National Rural
   Utilities Cooperative Finance Corporation                                           2,400,000  (b)       2,400,000
  Sweetwater County PCR,
   3.05%, 2/10/99, LOC Union Bank of Switzerland                                       3,200,000            3,200,000
                                                                                                         ------------
                                                                                                           32,400,000
---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $515,525,648) (d)                                                 $515,525,648
=====================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 1999. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.

(c) Portfolio abbreviations:   AMBAC -  American Municipal Bond Association
                                         Corporation
                                FGIC -  Financial Guaranty Insurance Corporation
                                 FSA -  Financial Security Assurance Corporation
                                G.O. -  General Obligation
                                GECC -  General Electric Capital Corporation
                                 IDA -  Industrial Development Authority
                                 IDR -  Industrial Development Revenue
                                 LOC -  Letter of Credit
                                MBIA -  Municipal Bond Insurance Association
                                MFHR -  Multi-Family Housing Revenue
                                 PCR -  Pollution Control Revenue
                                 PSF -  Permanent School Fund

(d) Also represents cost for federal income tax purposes.

INSTITUTIONAL PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999

                                                                                 PRINCIPAL              MARKET
                             NAME OF ISSUER                                        AMOUNT             VALUE (a)
================================================================================================================
                      (Percentages of each investment category relate to total net assets.)

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (97.45%):
----------------------------------------------------------------------------------------------------------------
BANKS - DOMESTIC (22.51%)
  Aes Hawaii Inc., 5.05%, 3/5/99, LOC NationsBank N.A.                        $    3,950,000        $  3,932,268
  Chase Manhattan Bank/Chemical Bank, 5.62%, 11/02/99                              5,000,000           5,014,611
  First National Bank of Chicago, 4.84%-5.75%, 4/1/99-5/10/99                     12,470,000          12,469,809
  First Union National Bank, Charlotte, 5.42%, 11/10/99                            5,300,000  (d)      5,300,000
  Key Bank N.A., Cleveland, 5.23%, 2/18/00                                        10,000,000  (d)     10,005,051
  NationsBank, 5.07%, 5/19/99                                                      5,000,000           5,000,000
  Old Kent Bank, 5.14%, 3/29/99                                                   10,000,000          10,000,000
  Regionsbank N.A., Birmingham, 4.87%, 8/18/99                                     9,900,000           9,900,000
                                                                                                    ------------
                                                                                                      61,621,739
                                                                                                    ------------
BANKS - OTHER (18.74%)
  ABN-AMRO, 5.63%, 3/12/99                                                           250,000             249,960
  Banco Bradesco S.A., 5.25%-5.36%, 2/18/99-2/19/99, LOC Barclays Bank            13,425,000          13,389,754
  Banque National de Paris, 4.94%, 7/12/99                                         6,300,000           6,300,000
  Cemex S.A., 5.26%, 2/10/99, LOC Credit Suisse                                   12,000,000          11,984,220
  Deutsche Bank, 5.71%-5.73%, 4/15/99-4/16/99                                      2,500,000           2,499,486
  Royal Bank of Canada, 5.05%-5.65%, 4/14/99-7/9/99                                5,250,000           5,250,015
  Sinochem American, Inc., 5.20%, 2/25/99, LOC ABN-AMRO                            9,445,000           9,412,257
  Societe Generale, 5.76%, 4/16/99                                                 1,500,000           1,499,942
  Swiss Bank Corporation, 5.65%, 3/24/99                                             700,000             699,876
                                                                                                    ------------
                                                                                                      51,285,510
                                                                                                    ------------
CHEMICALS (4.59%)
  Air Products and Chemicals, Inc., 5.00%, 12/15/99                                1,300,000           1,310,852
  Dow Chemical, 4.77%, 2/1/99                                                      3,025,000           3,025,000
  Dupont (E.I.) deNemours & Co., 5.15%, 2/11/99                                    8,240,000           8,228,212
                                                                                                    ------------
                                                                                                      12,564,064
                                                                                                    ------------
CONGLOMERATES (3.15%)
  Diageo Capital PLC, 5.03%-5.15%, 2/9/99-3/25/99                                  8,675,000  (c)      8,634,466
                                                                                                    ------------
DRUGS AND COSMETICS (3.71%)
  A.C. Acquisition Holding Company, 5.03%, 3/12/99,
    Guaranty: American Home Products                                               9,295,001  (c)      9,244,351


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                  PRINCIPAL              MARKET
                              NAME OF ISSUER                                        AMOUNT             VALUE (a)
=================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
-----------------------------------------------------------------------------------------------------------------
DRUGS AND COSMETICS (CONTINUED)
  Eli Lilly & Company, 5.27%, 2/16/99                                          $      900,000        $    900,542
                                                                                                     ------------
                                                                                                       10,144,893
                                                                                                     ------------
ENTERTAINMENT (1.90%)
  Carnival (U.K.) PLC, 5.50%, 2/5/99                                                5,205,000           5,201,981
                                                                                                     ------------
FINANCIAL - AUTO (5.80%)
  General Motors Acceptance Corporation, 4.79%, 4/15/99                            14,000,000          13,864,017
  Toyota Motor Credit Corporation, 4.91%, 9/23/99                                   2,000,000  (d)      1,999,525
                                                                                                     ------------
                                                                                                       15,863,542
                                                                                                     ------------
FINANCIAL - AVIATION (3.64%)
  International Lease Finance Corporation, 5.04%, 2/22/99                          10,000,000           9,970,600
                                                                                                     ------------
FINANCIAL - DIVERSIFIED BUSINESS (17.21%)
  Associates Corporation of North America, 5.10%-5.36%, 5/15/99-9/17/99             2,500,000           2,516,669
  Barton Capital Corporation, 4.84%-5.41%, 2/10/99-3/9/99                          13,215,000  (c)     13,179,689
  General Electric Capital Corporation, 5.48%, 2/11/99                              9,240,000           9,225,935
  Goldman Sachs, 5.10%, 3/9/99                                                      1,125,000           1,119,263
  Household Finance Corporation, 5.11%, 10/12/99                                    5,000,000  (d)      4,998,341
  Morgan (J.P.) and Company, 4.97%, 4/5/99                                          2,000,000  (d)      1,999,899
  Morgan Stanley Dean Witter Discover, 4.88%-5.64%, 3/2/99-3/1/00                  13,000,000  (d)     13,055,495
  Norwest Financial, 5.35%, 8/1/99                                                  1,000,000           1,002,891
                                                                                                     ------------
                                                                                                       47,098,182
                                                                                                     ------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (8.15%)
  Asset Securitization Coop. Corporation, 5.18%, 2/18/99                           10,000,000           9,975,539
  Delaware Funding Corporation, 5.15%, 3/3/99                                       3,000,000  (c)      2,987,125
  Falcon Asset Securitization, 5.37%, 2/8/99                                        6,500,000  (c)      6,493,213
  Preferred Receivables Funding Corporation, 4.88%, 2/2/99                          2,855,000  (c)      2,854,574
                                                                                                     ------------
                                                                                                       22,310,451
                                                                                                     ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                    PRINCIPAL              MARKET
                               NAME OF ISSUER                                         AMOUNT             VALUE (a)
===================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
-------------------------------------------------------------------------------------------------------------------
FOOD AND BEVERAGE (0.92%)
  Sara Lee Corporation, 4.77%-5.35%, 2/1/99-9/9/99                               $    2,500,000        $  2,507,750
                                                                                                       ------------
MANUFACTURING (0.60%)
  Caterpillar Financial Services Inc., 4.85%, 2/1/99                                  1,655,000  (c)      1,655,000
                                                                                                       ------------
PRINTING & PUBLISHING (1.82%)
  McGraw-Hill Companies, Inc., 5.50%, 2/17/99                                         5,000,000           4,988,889
                                                                                                       ------------
UTILITIES - ELECTRIC (4.71%)
  Baltimore Gas and Electric Company, 5.20%, 3/15/99                                  4,000,000  (d)      4,000,174
  Carolina Power & Light, 5.20%, 2/26/99                                              7,405,000           7,378,260
  Duke Energy Company, 4.90%, 4/1/99                                                  1,500,000           1,506,058
                                                                                                       ------------
                                                                                                         12,884,492
-------------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $266,731,559)                              $266,731,559
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCIES SECURITIES (5.85%):
-------------------------------------------------------------------------------------------------------------------
  Federal Home Loan Bank, 4.76%-4.90%, 2/26/99-1/14/00                               16,000,000  (d)     15,999,621
-------------------------------------------------------------------------------------------------------------------
Total Government & Agencies Securities (cost: $15,999,621)                                             $ 15,999,621
-------------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost: $282,731,180) (b)                                                $282,731,180
===================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Also represents cost for federal income tax purposes.

(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1999.

INSTITUTIONAL TAX FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1999

                                                                                          PRINCIPAL             MARKET
                                NAME OF ISSUE (c)                                           AMOUNT             VALUE (a)
========================================================================================================================
                          (Percentages of each investment category relate to total net assets.)
ALASKA (1.02%):
  North Slope Borough, 3.12%, 6/30/99, MBIA Insured                                    $     650,000         $   641,819
                                                                                                             -----------
CALIFORNIA (3.98%)
  Los Angeles Regional Airports Improvement Corp. Lease Revenue
   3.25%, 12/1/24, LOC Wachovia Bank of Georgia                                            1,100,000  (b)      1,100,000
   3.25%, 12/1/25, LOC Societe Generale                                                    1,000,000  (b)      1,000,000
  Pollution Control Finance Authority Series 1986A, 3.20%, 2/28/08,
    Guaranty: Southern California Edison                                                     400,000  (b)        400,000
                                                                                                             -----------
                                                                                                               2,500,000
                                                                                                             -----------
COLORADO (1.59%)
  Health Facilities Authority Revenue (Visiting Nurses), 3.25%, 7/1/22,
    LOC Norwest Bank                                                                       1,000,000  (b)      1,000,000
                                                                                                             -----------
DELAWARE (1.91%)
  Delaware Valley Regional Finance Authority, 2.70%, 12/1/20, LOC Credit Suisse            1,200,000  (b)      1,200,000
                                                                                                             -----------
FLORIDA (4.91%)
  Hillsborough County Florida Utility, 3.12%, 8/1/99, MBIA Insured                         1,000,000             984,630
  Palm Beach County MFHR (Mahogany), 2.65%, 11/1/07, LOC Credit Suisse                     1,100,000  (b)      1,100,000
  West Orange Memorial Hospital, 2.95%, 3/11/99, LOC Rabobank Nederland                    1,000,000           1,000,000
                                                                                                             -----------
                                                                                                               3,084,630
                                                                                                             -----------
GEORGIA (3.98%)
  Burke County Development Authority PCR (Oglethorpe Power Corporation),
    2.65%, 1/1/16, FGIC Insured                                                              900,000  (b)        900,000
  Hapeville Development Authority, 3.20%, 11/1/15, LOC Deutsche Bank                       1,600,000  (b)      1,600,000
                                                                                                             -----------
                                                                                                               2,500,000
                                                                                                             -----------
ILLINOIS (9.97%)
  Education Facility Authority (Cultural Pool Program), 2.70%, 12/1/25,
    LOC First National Bank of Chicago                                                     1,515,000  (b)      1,515,000
  Health Facilities Authority Revenue, 3.20%, 11/1/20, LOC Rabobank Nederland              1,035,000  (b)      1,035,000
  Joliet Regional Port District IDR Bonds, 3.25%, 7/15/03,
    Guaranty: Dow Chemical                                                                 2,700,000  (b)      2,700,000
  Sangamon County School District #7.6, 3.17%, 6/1/99, MBIA Insured                        1,000,000           1,014,313
                                                                                                             -----------
                                                                                                               6,264,313
                                                                                                             -----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                            PRINCIPAL            MARKET
                                NAME OF ISSUER (c)                                           AMOUNT             VALUE (a)
==========================================================================================================================
INDIANA (4.89%)
  Health Facilities Financing Authority, 2.70%, 1/1/22, LOC First Chicago                $   1,000,000  (b)    $ 1,000,000
  Health Facilities Financing Authority (Capital Access Designated Pool Program),
    2.75%, 12/1/02-1/1/12, LOC Comerica Bank                                                 2,075,000  (b)      2,075,000
                                                                                                               -----------
                                                                                                                 3,075,000
                                                                                                               -----------
IOWA (2.70%)
  Financial Authority Revenue (Burlington Medical Center), 2.80%, 6/1/27,
    FSA Insured                                                                              1,700,000  (b)      1,700,000
                                                                                                               -----------
LOUISIANA (2.07%)
  Parish of East Baton Rouge, 3.20%, 11/1/19, Guaranty: Exxon Corporation                    1,300,000  (b)      1,300,000
                                                                                                               -----------
MARYLAND (9.89%)
  Anne Arundel County Port Facilities Revenue, 3.80%, 2/9/99,
    Guaranty: Baltimore Gas & Electric                                                       1,200,000           1,200,000
  Montgomery County Housing Opportunity, 2.75%, 11/1/07, LOC GECC                            5,000,000  (b)      5,000,000
                                                                                                               -----------
                                                                                                                 6,200,000
                                                                                                               -----------
MICHIGAN (3.98%)
  Grand Rapids Water Supply, 2.60%, 1/1/20, FGIC Insured                                     2,500,000  (b)      2,500,000
                                                                                                               -----------
MINNESOTA (6.87%)
  Beltrami County Environmental, 3.20%, 12/1/21,
    LOC United Bank of Switzerland                                                             200,000  (b)        200,000
  City of Duluth Tax Increment Revenue, 2.65%, 9/1/10, LOC Wachovia Bank                       700,000  (b)        700,000
  City of Duluth Economic Authority, 3.30%, 6/1/19, LOC Credit Local de France               1,500,000  (b)      1,500,000
  City of Mendota Heights MFHR, 2.70%, 11/1/16, LOC Norwest Bank                               500,000  (b)        500,000
  City of Minneapolis Unlimited Tax G.O., 3.25%, 12/1/99                                       595,000             595,000
  Public Facilities Authority (Water Pollution Control Revenue Bond),
    3.15%, 3/1/99                                                                              825,000  (b)        822,997
                                                                                                               -----------
                                                                                                                 4,317,997
                                                                                                               -----------
MISSISSIPPI (0.73%)
  State Highway Revenue Series #39, 3.10%, 2/1/00, Prerefunded                                 471,944             457,640
                                                                                                               -----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                       PRINCIPAL             MARKET
                              NAME OF ISSUER (c)                                         AMOUNT             VALUE (a)
======================================================================================================================
MISSOURI (3.98%)
  State Environmental Improvement and Energy Resource Authority PCR, 3.75%,
    3/10/99, LOC United Bank of Switzerland                                         $   1,000,000         $  1,000,000
  State Health and Education Facilities Authority Revenue Series A (Christian
    Health Services Project), 2.70%, 11/1/19, LOC Morgan Guaranty                       1,500,000  (b)       1,500,000
                                                                                                          ------------
                                                                                                             2,500,000
                                                                                                          ------------
NEVADA (2.07%)
  Clark County Airport System Refunding Revenue Notes 2.65%,
    7/1/12, MBIA Insured                                                                1,300,000  (b)       1,300,000
                                                                                                          ------------
NEW MEXICO (1.59%)
  City of Albuquerque, 2.70%, 7/1/22 LOC Canadian Imperial Bank of Commerce             1,000,000  (b)       1,000,000
                                                                                                          ------------
NEW YORK (4.85%)
  New York City G.O. 3.20%, 8/1/17, LOC Morgan Guaranty                                   700,000  (b)         700,000
  New York City Industrial Development Obligation Series 1988 (Peninsula
    Hospital Center Project), 3.15%, 12/1/13, LOC Chase Manhattan Bank                  1,000,000  (b)       1,000,000
  Westchester County IDA Civic Facility, 3.15%, 10/1/28,
    LOC Chase Manhattan Bank                                                            1,350,000  (b)       1,350,000
                                                                                                          ------------
                                                                                                             3,050,000
                                                                                                          ------------
NORTH CAROLINA (3.34%)
  State Medical Care Commission Hospital Revenue Bonds, 3.25%,
    10/1/13, LOC NationsBank                                                            2,100,000  (b)       2,100,000
                                                                                                          ------------
OHIO (2.07%)
  Warren County Ohio Health Care Facility (Otterbein Homes), 2.60%, 7/1/23,
    LOC Fifth Third Bank                                                                1,300,000  (b)       1,300,000
                                                                                                          ------------
OREGON (0.81%)
  Tri-County Trans Dist, 3.05%, 8/1/99, AMBAC Insured                                     500,000              509,002
                                                                                                          ------------
PENNSYLVANIA (2.23%)
  Allegheny County Hospital (Health Center Development), 3.00%, 2/11/99,
    LOC PNC Bank                                                                          500,000              500,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                          PRINCIPAL            MARKET
                                NAME OF ISSUER (c)                                         AMOUNT             VALUE (a)
=======================================================================================================================
PENNSYLVANIA (CONTINUED)
  Allegheny County Industrial Development Authority, (Longwood at Oakmont
    Inc. Project), 3.30%, 7/1/27, LOC Dresdner Bank                                    $     100,000  (b)   $   100,000
  Quakertown Hospital Authority, 2.90%, 7/1/05, LOC PNC Bank                                 800,000  (b)       800,000
                                                                                                            -----------
                                                                                                              1,400,000
                                                                                                            -----------
SOUTH CAROLINA (1.59%)
  York County PCR, 2.80%, 6/10/99, Guaranty: Duke Power Company                            1,000,000          1,000,000
                                                                                                            -----------
TENNESSEE (3.82%)
  Nashville and Davidson County Health and Education Facility,
   2.70%, 10/1/26, LOC Bank of America                                                       800,000  (b)       800,000
   2.70%, 8/1/18, LOC NationsBank                                                          1,600,000  (b)     1,600,000
                                                                                                            -----------
                                                                                                              2,400,000
                                                                                                            -----------
TEXAS (8.06%)
  Harris County Housing Finance MFHR, 3.32%, 9/1/99,
    LOC Bank of Nova Scotia                                                                  230,000            232,977
  Northside Texas Independent School District, 3.13%-3.40%, 2/15/99-2/1/00,
    Permanent School Fund Guaranteed                                                       2,435,000          2,506,986
  Nueces River Authority PCR (Reynolds Metals Co. Project), 3.25%, 12/01/99,
    LOC Bank of Nova Scotia                                                                2,325,000          2,325,000
                                                                                                            -----------
                                                                                                              5,064,962
                                                                                                            -----------
UTAH (0.48%)
  State Board of Regents Student Loan Revenue Bonds Series B, 2.70%, 11/1/00,
    AMBAC Insured                                                                            300,000  (b)       300,000
                                                                                                            -----------
VERMONT (1.68%)
  State G.O., 3.12%, 2/1/00, Prerefunded                                                   1,000,000          1,054,747
                                                                                                            -----------
WASHINGTON (2.37%)
  State Health Care Facilities Authority (Fred Hutchinson Cancer Center), 3.25%,
    1/1/18-1/1/23, LOC Morgan Guaranty                                                       390,000  (b)       390,000
  State Housing Finance Commission, 3.25%, 1/1/21, LOC U.S. Bancorp                        1,100,000  (b)     1,100,000
                                                                                                            -----------
                                                                                                              1,490,000
                                                                                                            -----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND
INVESTMENTS IN SECURITIES (CONTINUED)

                                                                                      PRINCIPAL            MARKET
                              NAME OF ISSUER (c)                                       AMOUNT             VALUE (a)
===================================================================================================================
WISCONSIN (0.16%)
  La Crosse IDA (Dairyland Power Cooperative), 3.20%, 2/1/15, AMBAC Insured        $     100,000  (b)   $   100,000
                                                                                                        -----------
WYOMING (4.30%)
  Gillette Campbell County, 3.00%, 2/5/99, LOC Deutsche Bank                             800,000            800,000
  Lincoln County PCR, 2.85%, 11/1/14, Guaranty: Exxon Corporation                        200,000  (b)       200,000
  Platte County PCR, 3.20%, 7/1/14, LOC Societe Generale                               1,700,000  (b)     1,700,000
                                                                                                        -----------
                                                                                                          2,700,000
-------------------------------------------------------------------------------------------------------------------
  Total Investments in Securities (cost: $64,010,110) (d)                                               $64,010,110
===================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 1999. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.

(c) Portfolio abbreviations:  AMBAC -   American Municipal Bond Association
                                         Corporation
                               FGIC -   Financial Guaranty Insurance Corporation
                                FSA -   Financial Security Assurance Corporation
                               G.O. -   General Obligation
                               GECC -   General Electric Capital Corporation
                                IDA -   Industrial Development Authority
                                IDR -   Industrial Development Revenue
                                LOC -   Letter of Credit
                               MBIA -   Municipal Bond Insurance Association
                               MFHR -   Multi-Family Housing Revenue
                                PCR -   Pollution Control Revenue

(d) Also represents cost for federal income tax purposes.

GREAT HALL INVESTMENT FUNDS, INC.                    [GRAPHIC]

60 SOUTH SIXTH STREET                               GREAT HALL

MINNEAPOLIS, MN 55402                          INVESTMENT FUNDS, INC.

(800) 934-6674

                                                 SEMI-ANNUAL REPORT








                                                PRIME MONEY MARKET FUND
                                           U.S. GOVERNMENT MONEY MARKET FUND
                                               TAX-FREE MONEY MARKET FUND
                                         INSTITUTIONAL PRIME MONEY MARKET FUND
                                        INSTITUTIONAL TAX-FREE MONEY MARKET FUND


                                        [LOGO] GREAT HALL INVESTMENT FUNDS, INC.

                                                   JANUARY 31, 1999


99-41-020 (March)